Deconsolidation of subsidiary (Tables)	12 Months Ended
Aug. 31, 2025
Deconsolidation of subsidiary
Schedule of deconsolidation of subsidiary

	$

Fair Value Consideration received		794,616

Add: EB Rental, Ltd. net deficit at disposal
- EB Rental Ltd. share capital at disposal	(100)
- EB Rental Ltd. deficit at disposal	52,993	52,893

Less: Goodwill attributable to EB Rental, Ltd.		(780,130)

Total gain on deconsolidation date		67,379

$

Current assets	335,559
Right of use assets	586,911
Property, plant and equipment	473,186
Other assets	205,255
Current liabilities	(1,187,378)
Lease liabilities	(466,426)

(52,893)

	2025	2024	2023
	$	$	$

Revenues	—	1,400,294	3,167,201
Cost of sales	—	1,229,584	2,407,700
Gross profit	—	170,710	759,501
Expenses	—	711,513	1,131,523
Income (loss) before tax	—	(540,803)	(372,022)
Income tax recovery	—	(151,304)	(134,913)
Net income	—	(389,499)	(237,109)

	2025	2024	2023
	$	$	$

Cash provided by (used in) operating activities	—	181,740	(212,414)
Cash provided by (used in) investing activities	—	(17,158)	34,968
Cash used in financing activities	—	(111,162)	(242,706)